Acquisitions and Divestitures (Regency Merger) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended
	Mar. 31, 2012	Apr. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	Oct. 05, 2012
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,200,000
Number of Regency Common Units to be Issued in Acquisition Per Share											1.02
Revenues			$ 13,427	$ 14,933	$ 14,088	$ 13,027	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,475	$ 48,335	$ 16,964
Net income			(245)	$ 513	$ 548	$ 483	(482)	$ 415	$ 411	$ 402	1,299	746	1,645
Asset Retirement Obligation			$ 188				$ 180				188	180
Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		172,200,000
IDR Subsidies		$ 320
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		15,500,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,900,000
Pending Merger [Member] | Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share														0.4124
Regency
Revenues											4,840	2,242	1,309
Net income											$ (142)	$ 64	$ 48
Incentive Distribution Rights															100.00%
First year post closing [Member] | Regency Merger [Member]
IDR Subsidies		$ 80
Four years post closing [Member] | Regency Merger [Member]
IDR Subsidies		$ 60